SCHEDULE OF INVESTMENTS

Ivy Corporate Bond Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5-26-22	$1,750	$1,798
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27 (A)	3,325	3,523
American Airlines Class A Pass-Through Certificates, Series 2016-2,
3.650%, 6-15-28	1,709	1,786
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	2,564	2,635
American Airlines Class AA Pass-Through Certificates, Series 2017-2,
3.350%, 10-15-29	919	937
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA,
3.575%, 1-15-28	3,427	3,596
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA,
3.650%, 2-15-29	438	461
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7-9-21 (A)	3,500	3,511
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	4,551	4,661

TOTAL ASSET-BACKED SECURITIES – 2.5%		$22,908
(Cost: $22,142)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 1.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
4.464%, 7-23-22	2,000	2,101

Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1-15-22	5,000	4,987
3.900%, 3-1-38	1,000	1,105
4.600%, 10-15-38	1,875	2,230
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC),
3.250%, 11-1-39	3,125	3,166

		13,589

Integrated Telecommunication Services – 2.5%
AT&T, Inc.:
3.950%, 1-15-25	1,750	1,876
2.950%, 7-15-26	4,500	4,583
3.800%, 2-15-27	500	532
4.350%, 3-1-29	4,000	4,444
Verizon Communcations, Inc.,
4.329%, 9-21-28	2,500	2,834
Verizon Communications, Inc.:
5.250%, 3-16-37	2,250	2,819
4.812%, 3-15-39	4,672	5,626

		22,714

Interactive Home Entertainment – 0.9%
Activision Blizzard, Inc.:
2.300%, 9-15-21	5,250	5,276
2.600%, 6-15-22	3,000	3,035

		8,311

Movies & Entertainment – 0.5%
TWDC Enterprises 18 Corp.,
3.700%, 12-1-42	1,000	1,089
Walt Disney Co. (The):
4.125%, 12-1-41	2,000	2,292
4.125%, 6-1-44	1,000	1,177

		4,558

Publishing – 0.3%
Thomson Reuters Corp.,
5.850%, 4-15-40	2,000	2,372

Wireless Telecommunication Service – 1.6%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	2,000	2,020
3.663%, 5-15-25(A)	5,120	5,310
4.241%, 7-15-28(A)	2,500	2,765
Sprint Spectrum L.P.,
3.360%, 9-20-21(A)	3,938	3,973

		14,068

Total Communication Services - 7.3%		65,612

Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp.,
3.800%, 9-15-27	3,000	3,027

Automobile Manufacturers – 0.2%
General Motors Co.,
5.000%, 10-1-28	1,750	1,904

Casinos & Gaming – 0.3%
Las Vegas Sands Corp.,
3.500%, 8-18-26	2,650	2,723

Education Services – 0.2%
University of Southern California,
3.028%, 10-1-39	2,000	2,006

Footwear – 1.0%
NIKE, Inc.,
3.875%, 11-1-45	8,000	9,065

Home Improvement Retail – 0.6%
Home Depot, Inc. (The),
4.200%, 4-1-43	4,700	5,438

Hotels, Resorts & Cruise Lines – 0.4%
Royal Caribbean Cruises Ltd.,
2.650%, 11-28-20	3,108	3,124

Restaurants – 0.4%
Starbucks Corp.,
4.450%, 8-15-49	3,000	3,469

Total Consumer Discretionary - 3.4%		30,756

Consumer Staples

Brewers – 1.5%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2-1-36	9,500	10,957
Molson Coors Brewing Co.,
2.250%, 3-15-20	2,500	2,499

		13,456

Distillers & Vintners – 0.1%
Constellation Brands, Inc.,
2.650%, 11-7-22	1,000	1,014

Drug Retail – 0.8%
CVS Health Corp.:
4.100%, 3-25-25	2,000	2,145
3.250%, 8-15-29	3,125	3,172
5.050%, 3-25-48	1,500	1,772

		7,089

Hypermarkets & Super Centers – 0.5%
Walmart, Inc.,
4.050%, 6-29-48	3,750	4,430

Packaged Foods & Meats – 2.6%
General Mills, Inc.,
3.200%, 4-16-21	6,000	6,107
Mars, Inc.:
3.200%, 4-1-30(A)	4,375	4,627
3.875%, 4-1-39(A)	1,000	1,103
Nestle Holdings, Inc.,
3.900%, 9-24-38(A)	5,500	6,205
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	3,000	2,982
3.350%, 2-1-22(A)	2,000	2,005

		23,029

Personal Products – 0.3%
Estee Lauder Co., Inc. (The),
3.125%, 12-1-49	3,000	2,991

Soft Drinks – 0.6%
Keurig Dr Pepper, Inc.,
4.057%, 5-25-23	2,250	2,371

PepsiCo, Inc.,
3.375%, 7-29-49	3,125	3,267

		5,638

Tobacco – 1.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2-14-22	3,380	3,477
2.850%, 8-9-22	2,250	2,292
Imperial Brands Finance plc,
3.125%, 7-26-24(A)	3,800	3,837
Philip Morris International, Inc.,
2.875%, 5-1-24	3,100	3,188

		12,794

Total Consumer Staples - 7.8%		70,441

Energy

Oil & Gas Equipment & Services – 0.6%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
3.337%, 12-15-27	2,000	2,085
Halliburton Co.,
5.000%, 11-15-45	3,000	3,420

		5,505

Oil & Gas Exploration & Production – 1.8%
BP Capital Markets plc (GTD by BP plc),
3.216%, 11-28-23	5,000	5,206
Canadian Natural Resources Ltd.,
3.850%, 6-1-27	7,250	7,726
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	1,193	1,336
EQT Corp.,
3.000%, 10-1-22	1,500	1,473

		15,741

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps),
2.517%, 2-26-21(B)	1,000	1,000

Oil & Gas Storage & Transportation – 5.8%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7-15-27	3,090	3,195
Cameron LNG LLC,
3.302%, 1-15-35(A)	2,800	2,822
Colonial Pipeline Co.,
4.250%, 4-15-48(A)	2,000	2,234
Colorado Interstate Gas Co.,
4.150%, 8-15-26(A)	6,000	6,291
Enbridge, Inc. (GTD by Enbridge Energy Partners L.P. and Spectra Energy Partners L.P.),
3.125%, 11-15-29	25	25
Energy Transfer Partners L.P.:
4.950%, 6-15-28	2,750	3,010
4.900%, 3-15-35	750	786
EQT Midstream Partners L.P.,
4.750%, 7-15-23	2,500	2,506
Midwest Connector Capital Co. LLC,
3.900%, 4-1-24(A)	2,200	2,310
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11-1-24	4,469	4,595
Sabal Trail Transmission LLC,
4.246%, 5-1-28(A)	5,000	5,449

Sabine Pass Liquefaction LLC,
4.200%, 3-15-28	1,500	1,588
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	2,551	2,612
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	3,000	3,729
TransCanada Corp.,
5.100%, 3-15-49	4,500	5,476
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3-15-48	2,000	2,187
Williams Partners L.P.,
4.850%, 3-1-48	3,500	3,820

		52,635

Total Energy - 8.3%		74,881

Financials

Asset Management & Custody Banks – 1.1%
BlackRock, Inc.,
3.250%, 4-30-29	3,100	3,324
Blackstone Holdings Finance Co. LLC,
2.500%, 1-10-30(A)	3,125	3,082
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.700%, 9-20-47	793	909
Owl Rock Capital Corp.:
5.250%, 4-15-24	1,125	1,193
4.000%, 3-30-25	1,675	1,680

		10,188

Consumer Finance – 1.9%
Experian Finance plc,
2.750%, 3-8-30(A)	3,000	2,951
Ford Motor Credit Co. LLC:
2.425%, 6-12-20	5,000	4,997
5.875%, 8-2-21	2,500	2,617
2.979%, 8-3-22	2,000	2,002
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.200%, 7-6-21	4,500	4,561

		17,128

Diversified Banks – 9.6%
Banco Santander S.A.,
3.500%, 4-11-22	2,500	2,567
Bank of America Corp.:
2.503%, 10-21-22	2,000	2,020
4.200%, 8-26-24	6,000	6,440
4.244%, 4-24-38	3,000	3,451
6.300%, 12-29-49(C)	2,000	2,310
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
2.661%, 2-5-26(B)	1,000	999
Bank of New York Mellon Corp. (The),
2.500%, 4-15-21	2,000	2,013
BB&T Corp.:
2.050%, 5-10-21	5,500	5,512
2.750%, 4-1-22	3,000	3,052
Citizens Bank N.A.,
3.250%, 2-14-22	1,750	1,793
Commonwealth Bank of Australia,
2.000%, 9-6-21(A)	3,500	3,507
Danske Bank A.S.,
2.700%, 3-2-22(A)	2,000	2,014
Fifth Third Bank N.A.,
2.250%, 6-14-21	2,500	2,513
HSBC Holdings plc,
3.803%, 3-11-25	4,750	4,983

Huntington Bancshares, Inc.,
2.300%, 1-14-22	1,500	1,508
ING Groep N.V.,
3.550%, 4-9-24	2,425	2,538
KeyBank N.A.,
3.300%, 2-1-22	1,250	1,284
Korea Development Bank,
3.000%, 3-19-22	1,875	1,911
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9-13-21	6,500	6,518
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	4,000	4,072
Royal Bank of Canada:
2.350%, 10-30-20	4,000	4,015
2.500%, 1-19-21	4,000	4,028
Toronto-Dominion Bank,
3.250%, 3-11-24	3,125	3,270
U.S. Bancorp,
3.375%, 2-5-24	4,000	4,196
U.S. Bank N.A.,
3.450%, 11-16-21	3,000	3,088
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,001
3.069%, 1-24-23	500	510
4.150%, 1-24-29	1,500	1,669
Westpac Banking Corp.,
2.000%, 8-19-21	4,000	4,004

		86,786

Financial Exchanges & Data – 0.9%
Intercontinental Exchange, Inc.,
4.250%, 9-21-48	4,250	5,057
S&P Global, Inc.,
3.250%, 12-1-49	3,000	3,059

		8,116

Insurance Brokers – 0.8%
Marsh & McLennan Cos., Inc.,
3.500%, 12-29-20	4,000	4,059
Willis North America, Inc.,
2.950%, 9-15-29	2,800	2,771

		6,830

Investment Banking & Brokerage – 2.9%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12-10-20	1,500	1,513
Daiwa Securities Group, Inc.,
3.129%, 4-19-22(A)	4,000	4,076
Goldman Sachs Group, Inc. (The):
2.350%, 11-15-21	3,000	3,011
2.905%, 7-24-23	1,000	1,018
3.272%, 9-29-25	1,500	1,551
3.500%, 11-16-26	1,000	1,051
4.017%, 10-31-38	4,000	4,337
Morgan Stanley:
4.875%, 11-1-22	2,000	2,143
3.875%, 1-27-26	7,000	7,512

		26,212

Life & Health Insurance – 3.5%
Aflac, Inc.,
4.750%, 1-15-49	2,750	3,340
Metropolitan Life Insurance Co.,
3.450%, 10-9-21(A)	2,000	2,055
New York Life Global Funding:
2.000%, 4-13-21(A)	2,500	2,507
2.300%, 6-10-22(A)	3,000	3,025
2.900%, 1-17-24(A)	1,500	1,547
2.350%, 7-14-26(A)	3,000	3,002
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47(A)	3,000	3,152

Principal Life Global Funding II:
2.625%, 11-19-20(A)	3,500	3,520
3.000%, 4-18-26(A)	4,000	4,132
Protective Life Global Funding,
2.262%, 4-8-20(A)	2,500	2,501
Sumitomo Life Insurance Co.,
4.000%, 9-14-77(A)	3,000	3,169

		31,950

Other Diversified Financial Services – 2.9%
Citigroup, Inc.:
2.700%, 3-30-21	4,000	4,037
3.500%, 5-15-23	1,000	1,040
4.450%, 9-29-27	1,500	1,651
3.980%, 3-20-30	4,125	4,509
JPMorgan Chase & Co.:
2.700%, 5-18-23	6,000	6,119
3.220%, 3-1-25	5,000	5,180
3.540%, 5-1-28	3,500	3,715

		26,251

Property & Casualty Insurance – 0.6%
Aon Corp. (GTD by Aon plc),
3.750%, 5-2-29	5,000	5,352

Regional Banks – 1.9%
First Republic Bank,
2.500%, 6-6-22	5,000	5,047
PNC Bank N.A.,
2.450%, 11-5-20	736	739
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	3,125	3,164
3.450%, 4-23-29	3,000	3,198
SunTrust Banks, Inc.,
3.200%, 4-1-24	4,500	4,679

		16,827

Reinsurance – 0.3%
Reinsurance Group of America, Inc.,
3.900%, 5-15-29	2,800	2,984

Specialized Finance – 0.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21(A)	2,000	2,058
8.100%, 7-15-36(A)	2,500	3,281

		5,339

Total Financials - 27.0%		243,963

Health Care

Biotechnology – 0.8%
Amgen, Inc.:
2.200%, 5-11-20	3,500	3,503
4.950%, 10-1-41	3,000	3,565

		7,068

Health Care Distributors – 0.3%
McKesson Corp.,
3.650%, 11-30-20	2,500	2,535

Health Care Equipment – 0.8%
Becton Dickinson & Co.,
2.894%, 6-6-22	3,050	3,100
Boston Scientific Corp.,
4.550%, 3-1-39	3,125	3,667

		6,767

Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.),
4.125%, 6-15-29	2,825	2,993

Health Care Services – 0.5%
Cigna Corp.,
3.400%, 9-17-21	4,500	4,605

Health Care Supplies – 1.4%
Abbott Laboratories,
4.750%, 11-30-36	5,000	6,240
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9-23-21	6,000	6,033

		12,273

Life Sciences Tools & Services – 0.3%
PerkinElmer, Inc.,
3.300%, 9-15-29	2,800	2,856

Managed Health Care – 0.6%
Humana, Inc.,
2.900%, 12-15-22	2,000	2,037
UnitedHealth Group, Inc.,
3.500%, 2-15-24	3,500	3,692

		5,729

Pharmaceuticals – 3.5%
AbbVie, Inc.:
2.600%, 11-21-24(A)	2,700	2,715
4.400%, 11-6-42	2,700	2,914
Bayer U.S. Finance II LLC,
4.375%, 12-15-28(A)	5,000	5,451
Bayer U.S. Finance LLC,
3.000%, 10-8-21(A)	500	506
Bristol-Myers Squibb Co.,
2.900%, 7-26-24(A)	3,125	3,224
Elanco Animal Health, Inc.,
3.912%, 8-27-21	2,250	2,308
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3-15-21	2,000	2,018
Pfizer, Inc.,
3.900%, 3-15-39	4,500	5,069
Zoetis, Inc.:
3.900%, 8-20-28	4,000	4,335
4.700%, 2-1-43	2,500	2,971

		31,511

Total Health Care - 8.5%		76,337

Industrials

Aerospace & Defense – 3.8%
BAE Systems Holdings, Inc.:
3.800%, 10-7-24(A)	5,000	5,282
3.850%, 12-15-25(A)	4,800	5,090
Boeing Co. (The):
1.650%, 10-30-20	2,500	2,494
3.750%, 2-1-50	5,125	5,432
L3Harris Technologies, Inc.:
3.850%, 12-15-26(A)	4,000	4,288
4.400%, 6-15-28	2,750	3,062
Northrop Grumman Corp.,
3.200%, 2-1-27	5,000	5,198
Rockwell Collins, Inc.,
2.800%, 3-15-22	3,500	3,560

		34,406

Air Freight & Logistics – 0.3%
FedEx Corp.,
3.100%, 8-5-29	3,000	2,994

Airlines – 0.5%
Aviation Capital Group Corp.,
2.875%, 1-20-22(A)	2,000	2,014
Sydney Airport Finance,
3.625%, 4-28-26(A)	2,000	2,094

		4,108

Building Products – 0.3%
Allegion plc,
3.500%, 10-1-29	2,800	2,846

Environmental & Facilities Services – 1.2%
Waste Connections, Inc.,
3.500%, 5-1-29	6,000	6,348

Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
4.150%, 7-15-49	4,000	4,563

		10,911

Industrial Conglomerates – 1.1%
General Electric Capital Corp.,
2.342%, 11-15-20	7,787	7,793
General Electric Co.,
2.700%, 10-9-22	2,000	2,026

		9,819

Industrial Machinery – 0.3%
Roper Technologies, Inc.,
2.950%, 9-15-29	3,000	3,026

Railroads – 1.1%
Burlington Northern Santa Fe LLC,
4.550%, 9-1-44	2,000	2,378
Kansas City Southern:
4.300%, 5-15-43	2,525	2,747
4.700%, 5-1-48	1,000	1,170
Union Pacific Corp.,
3.550%, 8-15-39	3,125	3,239

		9,534

Research & Consulting Services – 0.9%
RELX Capital, Inc. (GTD by RELX plc),
4.000%, 3-18-29	3,125	3,390
Verisk Analytics, Inc.,
4.125%, 3-15-29	4,550	4,990

		8,380

Total Industrials - 9.5%		86,024

Information Technology

Application Software – 0.2%
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC,
4.300%, 6-18-29(A)	1,575	1,701

Communications Equipment – 0.5%
Motorola Solutions, Inc.,
4.600%, 5-23-29	3,925	4,279

Data Processing & Outsourced Services – 1.7%
Broadridge Financial Solutions, Inc.,
2.900%, 12-1-29	3,000	2,996
Fiserv, Inc.,
3.500%, 7-1-29	4,075	4,277
PayPal Holdings, Inc.,
2.650%, 10-1-26	5,625	5,698
Visa, Inc.,
3.650%, 9-15-47	2,000	2,255

		15,226

Electronic Components – 0.3%
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	2,620	2,695

Electronic Equipment & Instruments – 0.3%
Keysight Technologies, Inc.,
4.600%, 4-6-27	2,500	2,770

IT Consulting & Other Services – 0.5%
International Business Machines Corp.,
3.000%, 5-15-24	4,375	4,530

Semiconductor Equipment – 0.4%
Lam Research Corp.,
3.750%, 3-15-26	3,125	3,347

Semiconductors – 2.3%
Broadcom, Inc.,
3.125%, 4-15-21(A)	2,370	2,398
Intel Corp.:
2.450%, 11-15-29	2,900	2,888
4.100%, 5-19-46	6,000	6,905
QUALCOMM, Inc.,
4.300%, 5-20-47	3,000	3,431
Texas Instruments, Inc.,
3.875%, 3-15-39	4,500	5,075

		20,697

Systems Software – 0.6%
Microsoft Corp.,
3.500%, 2-12-35	5,500	6,046

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.:
2.400%, 5-3-23	1,000	1,016
4.500%, 2-23-36	3,000	3,638
NetApp, Inc.,
3.375%, 6-15-21	2,000	2,033

		6,687

Total Information Technology - 7.5%		67,978

Materials

Specialty Chemicals – 0.4%
Methanex Corp.,
5.250%, 3-1-22	3,500	3,678

Total Materials - 0.4%		3,678

Real Estate

Hotel & Resort REITs – 0.2%
Hospitality Properties Trust,
3.950%, 1-15-28	2,500	2,436

Industrial REITs – 0.6%
Aircastle Ltd.,
5.500%, 2-15-22	4,909	5,220

Specialized REITs – 2.9%
American Tower Corp.:
3.070%, 3-15-23(A)	3,000	3,038
3.700%, 10-15-49	3,125	3,104
American Tower Trust I,
3.652%, 3-23-28(A)	2,000	2,089
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	3,008
5.250%, 1-15-23	844	916
CubeSmart L.P. (GTD by CubeSmart):
4.375%, 2-15-29	2,125	2,331
3.000%, 2-15-30	1,875	1,851
Equinix, Inc.,
3.200%, 11-18-29	2,800	2,810
Public Storage, Inc.,
3.385%, 5-1-29	2,500	2,653
Ventas Realty L.P. (GTD by Ventas, Inc.):
2.650%, 1-15-25	3,125	3,146
4.875%, 4-15-49	1,000	1,174

		26,120

Total Real Estate - 3.7%		33,776

Utilities

Electric Utilities – 4.6%
AEP Transmission Co. LLC,
4.250%, 9-15-48	2,000	2,290
Ameren Illinois Co.,
3.250%, 3-15-50	2,475	2,498
Appalachian Power Co., Series W,
4.450%, 6-1-45	1,000	1,142
CenterPoint Energy, Inc.,
4.250%, 11-1-28	4,500	4,881
Commonwealth Edison Co.,
3.650%, 6-15-46	2,500	2,647

Consumers Energy Co.,
4.350%, 4-15-49	2,500	3,025
Duke Energy Carolinas LLC,
3.750%, 6-1-45	3,875	4,168
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	1,071
Entergy Arkansas, Inc.,
4.000%, 6-1-28	2,650	2,873
Florida Power & Light Co.,
3.990%, 3-1-49	3,125	3,575
Kansas City Power & Light Co.,
4.200%, 3-15-48	1,000	1,143
MidAmerican Energy Co.,
3.950%, 8-1-47	1,000	1,130
National Rural Utilities Cooperative Finance Corp.,
4.400%, 11-1-48	3,000	3,592
Southern California Edison Co.,
4.125%, 3-1-48	2,475	2,636
Virginia Electric and Power Co., Series B,
4.600%, 12-1-48	1,500	1,833
Wisconsin Electric Power Co.:
4.250%, 6-1-44	750	839
4.300%, 10-15-48	1,750	2,051

		41,394

Gas Utilities – 0.3%
Southern California Gas Co.,
4.300%, 1-15-49	2,500	2,845

Independent Power Producers & Energy Traders – 0.5%
Black Hills Corp.,
4.350%, 5-1-33	3,750	4,156

Multi-Utilities – 0.9%
Baltimore Gas and Electric Co.,
4.250%, 9-15-48	2,500	2,852
Berkshire Hathaway Energy Co.,
2.800%, 1-15-23	500	511
Dominion Resources, Inc.,
2.750%, 1-15-22	1,000	1,014
Public Service Electric and Gas Co.,
2.250%, 9-15-26	3,500	3,466

		7,843

Water Utilities – 0.4%
American Water Capital Corp.,
4.150%, 6-1-49	3,500	3,952

Total Utilities - 6.7%		60,190

TOTAL CORPORATE DEBT SECURITIES – 90.1%		$813,636
(Cost: $770,710)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.2%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
4.048%, 3-25-35(B)	2,211	1,837

Structured Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificates, Series 2004-1, Class B2-II (Mortgage spread to 3-year U.S. Treasury index),
4.451%, 2-25-34(B)	19	—*

		1,837

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,837
(Cost: $2,219)

MUNICIPAL BONDS - TAXABLE

New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8-1-26	3,000	3,025
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,532	4,714

		7,739

Ohio – 0.7%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	5,500	6,115

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds),
4.750%, 7-15-22	3,075	3,124

TOTAL MUNICIPAL BONDS - TAXABLE – 1.9%		$16,978
(Cost: $15,158)

OTHER GOVERNMENT SECURITIES(D)

Canada - 1.3%
Province de Quebec,
7.140%, 2-27-26	9,365	11,652

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$11,652
(Cost: $9,513)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 1.0%
U.S. Treasury Bonds,
3.000%, 11-15-44	210	234
U.S. Treasury Notes:
1.500%, 9-30-24	9,000	8,916
2.000%, 8-15-25	19	19

		9,169

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.0%		$9,169
(Cost: $9,257)

SHORT-TERM SECURITIES	Shares

Money Market Funds (E) - 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	19,591	19,591

TOTAL SHORT-TERM SECURITIES – 2.2%		$19,591
(Cost: $19,591)

TOTAL INVESTMENT SECURITIES – 99.2%		$895,771
(Cost: $848,590)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		7,204

NET ASSETS – 100.0%		$902,975

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $155,150 or 17.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	All or a portion of securities with an aggregate value of $612 are on loan.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$22,908	$—
Corporate Debt Securities	—	813,636	—
Mortgage-Backed Securities	—	1,837	—
Municipal Bonds	—	16,978	—
Other Government Securities	—	11,652	—

United States Government Obligations	—	9,169	—
Short-Term Securities	19,591	—	—

Total	$19,591	$876,180	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$848,590

Gross unrealized appreciation	48,000
Gross unrealized depreciation	(819)

Net unrealized appreciation	$47,181